CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income from discontinued operations, tax expense (benefit)	$ (603)	$ 82	$ 668
Gain on sale of discontinued operations, tax expense	$ 367	$ 573	$ 74